Deferred tax (Details) - Schedule of deferred tax - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax [Abstract]
Beginning balance		$ 2,879	$ 8,556	$ 7,396
Recognized in Profit and Loss		(1,455)	(3,805)	1,083
Recognized in Other Comprehensive Income 1	[1]	(58)	16	(43)
Others	[2]	(369)	(1,888)	120
Ending balance		$ 997	$ 2,879	$ 8,556

[1]	Deferred tax related to employee defined benefit plans.
[2]	Deferred tax related to the purchase price acquisition of intangible assets in Procaps S.A. de C.V. (previously Laboratorios Lopez S.A. de C.V.).